Notes relating to the unaudited condensed consolidated interim statement of financial position - Shareholders' capital (Details) - EUR (€)																1 Months Ended					6 Months Ended
	May 08, 2018	Dec. 18, 2017	Dec. 14, 2017	Dec. 13, 2017	Dec. 04, 2017	Nov. 22, 2017	Nov. 21, 2017	Nov. 15, 2017	Nov. 14, 2017	Nov. 07, 2017	Oct. 02, 2017	Sep. 01, 2017	Aug. 24, 2017	May 19, 2017	May 17, 2017	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares outstanding																32,450,775				32,180,641	32,180,641	32,450,775	20,126,479
Number of shares outstanding at beginning of period																				32,180,641	32,180,641
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option			666,000	4,440,000										879,750	5,865,000
Exercise of Options		9,850			65,380	7,730	53,092	40,750	4,260	950	1,400	15,000	5,000			5,393	5,900	34,039	113,075	111,727
Number of shares outstanding at end of period																32,450,775					32,450,775
Number of shares on conversion																					1
Par value per share																						€ 0.1
Maximum authorized increase of then outstanding share capital (as a percent)	20.00%
Period of outstanding share capital	18 months
Maximum authorized increase in share capital	€ 648,789.60
Maximum authorized increase in number of shares	6,487,896
Employee Stock Option
Disclosure of classes of share capital [line items]
Exercise of Options																					270,134